Statements of Consolidated Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Intangible assets	$ 535	$ 1,116
Property, plant and equipment	38,788	45,895
Right-of-use assets	23,658	29,968
Non-current financial assets	5,088	7,521
Other non-current assets	20,025	11,594
Deferred tax assets	382	382
Total non-current assets	88,476	96,476
Current assets
Trade receivables	14,398	6,714
Subsidies receivables	7,800	14,521
Other current assets	5,383	5,528
Current financial assets	147,130	117,055
Cash and cash equivalents	61,533	143,251
Total current assets	236,244	287,069
TOTAL ASSETS	324,720	383,544
Shareholders' equity
Share capital	5,903	5,889
Premiums related to the share capital	437,445	494,288
Currency translation adjustment	(33,316)	(39,537)
Retained earnings (deficit)	(266,538)	(292,846)
Net income (loss)	(67,593)	(36,761)
Total shareholders' equity - Group Share	75,901	131,033
Total shareholders' equity	75,901	131,033
Non-current liabilities
Non-current financial liabilities	74,013	50,882
Non-current lease debts	27,725	34,245
Non-current provisions	1,329	1,115
Total non-current liabilities	103,067	86,241
Current liabilities
Current financial liabilities	10,460	16,134
Current lease debts	7,701	8,385
Trade payables	17,277	18,664
Deferred income and contract liabilities	96,803	112,161
Current provisions	1,169	828
Other current liabilities	12,342	10,097
Total current liabilities	145,752	166,269
Total liabilities	248,819	252,511
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 324,720	$ 383,544